Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2012
Recently Issued Accounting Standards

3. Recently Issued Accounting Standards

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The accounting update amends the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements in order to achieve further convergence with IFRS. This new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. We adopted the provisions of this standard effective January 1, 2012. The adoption of this standard did not have a material impact on our combined financial statements.